Product Returns Liability - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Minimum [Member]
Product Liability Contingency [Line Items]
Customers rights to return excess quantities		5.00%	3.00%
Product return reserves for former customer	$ 3.0